Cover Page	Jul. 08, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 08, 2022
Entity Registrant Name	Western Asset Mortgage Capital Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35543
Entity Tax Identification Number	27-0298092
Entity Address, Address Line One	47 W. 200 South
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84101
City Area Code	801
Local Phone Number	952-3390
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	WMC
Security Exchange Name	NYSE
Entity Central Index Key	0001465885
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Address, City or Town	Salt Lake City